Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 98.7%
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
1.5353%, 1/15/35 (144A)
‡
$ 10,000,000 $ 10,000,000
AGL Core CLO 4 Ltd. 2020-4A A1R, ICE LIBOR USD 3 Month + 1.0700%,
1.3240%, 4/20/33 (144A)
‡
5,500,000 5,500,951
Allegro CLO VIII Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.1000%, 1.3413%,
7/15/31 (144A)
‡
6,000,000 6,000,606
Anchorage Capital CLO Ltd. 2014-4RA A, ICE LIBOR USD 3 Month + 1.0500%,
1.3276%, 1/28/31 (144A)
‡
6,500,000 6,509,873
Apex Credit CLO 2021 Ltd. 2021-1A AN, ICE LIBOR USD 3 Month + 1.2100%,
1.4513%, 7/18/34 (144A)
‡
1,476,000 1,477,070
Apidos CLO XX Ltd. 2015-20A A1RA, ICE LIBOR USD 3 Month + 1.1000%,
1.3413%, 7/16/31 (144A)
‡
4,205,000 4,205,980
Apidos CLO XXIX Ltd. 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%,
1.5577%, 7/25/30 (144A)
‡
2,000,000 2,000,602
Assurant CLO Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.0400%, 1.2940%,
4/20/31 (144A)
‡
5,800,000 5,801,641
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 1.6913%,
8/23/30 (144A)
‡
2,000,000 2,000,806
Ballyrock CLO Ltd. 2019-1A A1R, ICE LIBOR USD 3 Month + 1.0300%, 1.2713%,
7/15/32 (144A)
‡
9,000,000 8,993,277
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 1.3540%, 1/20/31 (144A)
‡
3,000,000 3,000,717
Benefit Street Partners CLO XXII Ltd. 2020-22A B, ICE LIBOR USD 3 Month +
1.5500%, 1.8040%, 1/20/32 (144A)
‡
1,250,000 1,250,187
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, ICE LIBOR USD 3 Month +
1.1500%, 1.3913%, 1/15/30 (144A)
‡
3,500,000 3,487,358
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
1.4690%, 1/30/31 (144A)
‡
3,010,000 3,005,021
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%,
2.3540%, 10/20/27 (144A)
‡
1,000,000 1,000,192
Carlyle US CLO Ltd. 2017-5A A1B, ICE LIBOR USD 3 Month + 1.2500%,
1.5040%, 1/20/30 (144A)
‡
4,074,000 4,053,011
CBAM Ltd. 2018-8A A1, ICE LIBOR USD 3 Month + 1.1200%, 1.3740%, 10/20/29
(144A)
‡
6,613,309 6,616,629
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 1.2613%, 4/17/31
(144A)
‡
5,900,000 5,900,496
CBAM Ltd. 2020-13A B1, ICE LIBOR USD 3 Month + 1.8000%, 2.0540%,
1/20/34 (144A)
‡
7,500,000 7,521,810
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 1.6249%,
1/20/35 (144A)
‡
13,639,000 13,661,327
CIFC Funding Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 1.0100%, 1.2651%,
4/23/29 (144A)
‡
9,559,769 9,566,796
CIFC Funding Ltd. 2017-3A A1, ICE LIBOR USD 3 Month + 1.2200%, 1.4740%,
7/20/30 (144A)
‡
10,000,000 10,006,110
CIFC Funding Ltd. 2013-2A A3LR, ICE LIBOR USD 3 Month + 1.9500%, 2.1891%,
10/18/30 (144A)
‡
1,000,000 1,001,790
CIFC Funding Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.1100%, 1.3689%,
1/22/31 (144A)
‡
2,000,000 2,001,524
CIFC Funding Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.0400%, 1.2940%,
4/20/31 (144A)
‡
1,250,000 1,250,135
CIFC Funding Ltd. 2013-3RA A1, ICE LIBOR USD 3 Month + 0.9800%, 1.2389%,
4/24/31 (144A)
‡
1,800,000 1,800,374
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 1.3413%,
7/18/31 (144A)
‡
2,500,000 2,500,635

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 2.9413%,
1/16/33 (144A)
‡
$ 1,500,000 $ 1,501,427
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 1.4340%,
10/20/30 (144A)
‡
3,000,000 3,002,295
Dryden 37 Senior Loan Fund 2015-37A AR, ICE LIBOR USD 3 Month + 1.1000%,
1.3413%, 1/15/31 (144A)
‡
3,000,000 3,000,708
Dryden 41 Senior Loan Fund 2015-41A AR, ICE LIBOR USD 3 Month + 0.9700%,
1.2091%, 4/15/31 (144A)
‡
7,050,000 7,057,515
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 1.3613%,
1/15/31 (144A)
‡
12,252,000 12,267,070
Dryden 57 CLO Ltd. 2018-57A A, ICE LIBOR USD 3 Month + 1.0100%, 1.1660%,
5/15/31 (144A)
‡
1,000,000 1,000,007
Dryden 64 CLO Ltd. 2018-64A A, ICE LIBOR USD 3 Month + 0.9700%, 1.2113%,
4/18/31 (144A)
‡
5,000,000 5,000,310
Dryden 85 CLO Ltd. 2020-85A AR, ICE LIBOR USD 3 Month + 1.1500%,
1.3913%, 10/15/35 (144A)
‡
3,000,000 3,002,028
Elmwood CLO X Ltd. 2021-3A A, ICE LIBOR USD 3 Month + 1.0400%, 1.2940%,
10/20/34 (144A)
‡
4,000,000 4,003,752
Elmwood CLO X Ltd. 2021-3A B, ICE LIBOR USD 3 Month + 1.6000%, 1.8540%,
10/20/34 (144A)
‡
5,000,000 5,003,950
Fillmore Park CLO Ltd. 2018-1A A2, ICE LIBOR USD 3 Month + 1.3400%,
1.5813%, 7/15/30 (144A)
‡
3,000,000 3,000,546
Galaxy XVIII CLO Ltd. 2018-28A A1, ICE LIBOR USD 3 Month + 1.1000%,
1.3413%, 7/15/31 (144A)
‡
1,000,000 1,001,539
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%,
1.2540%, 4/20/31 (144A)
‡
4,000,000 3,999,992
Galaxy XXVII CLO Ltd. 2018-27A A, ICE LIBOR USD 3 Month + 1.0200%,
1.1750%, 5/16/31 (144A)
‡
1,500,000 1,500,057
Generate CLO 2 Ltd. 2A AR, ICE LIBOR USD 3 Month + 1.1500%, 1.4089%,
1/22/31 (144A)
‡
2,000,000 2,001,794
GoldenTree Loan Management US CLO 1 Ltd. 2017-1A A1R2, ICE LIBOR USD 3
Month + 1.0200%, 1.2740%, 4/20/34 (144A)
‡
2,000,000 1,991,348
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3
Month + 1.1000%, 1.3540%, 7/20/34 (144A)
‡
4,500,000 4,499,991
GoldentTree Loan Management US CLO 1 Ltd. 2021-11A A, ICE LIBOR USD 3
Month + 1.1300%, 1.3840%, 10/20/34 (144A)
‡
10,000,000 10,013,610
Greywolf CLO VII Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.1800%, 1.4340%,
10/20/31 (144A)
‡
2,000,000 2,001,310
Highbridge Loan Management Ltd. 7A-2015 A2R, ICE LIBOR USD 3 Month +
0.9000%, 1.0560%, 3/15/27 (144A)
‡
3,000,000 3,000,084
HPS Loan Management Ltd. 14A-19 A1R, ICE LIBOR USD 3 Month + 1.0200%,
1.2777%, 1/25/34 (144A)
‡
3,950,000 3,935,899
KKR CLO 12 Ltd. 12 BR2, ICE LIBOR USD 3 Month + 1.7000%, 1.9413%,
10/15/30 (144A)
‡
5,000,000 5,001,725
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 1.4040%, 10/20/31
(144A)
‡
1,000,000 1,001,028
KKR CLO 24 Ltd. 24 A1R, ICE LIBOR USD 3 Month + 1.0800%, 1.3340%,
4/20/32 (144A)
‡
6,670,000 6,676,577
KKR CLO 25 Ltd. 25 CR, ICE LIBOR USD 3 Month + 2.3000%, 2.5413%,
7/15/34 (144A)
‡
1,300,000 1,301,864
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 1.4040%, 7/20/31
(144A)
‡
3,000,000 3,000,717
LCM XVIII LP 19A AR, ICE LIBOR USD 3 Month + 1.2400%, 1.4813%, 7/15/27
(144A)
‡
762,787 763,991

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XX Ltd. 2016-20A A2R, ICE LIBOR USD 3 Month +
1.3000%, 1.5676%, 7/27/30 (144A)
‡
$ 4,750,000 $ 4,751,126
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 1.4990%, 7/29/30 (144A)
‡
3,000,000 3,002,961
Magnetite XV Ltd. 2015-15A CR, ICE LIBOR USD 3 Month + 1.8000%, 2.0577%,
7/25/31 (144A)
‡
2,700,000 2,702,757
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 1.3540%,
7/20/31 (144A)
‡
1,650,000 1,652,855
Magnetite Xxix Ltd. 2021-29A A, ICE LIBOR USD 3 Month + 0.9900%, 1.2313%,
1/15/34 (144A)
‡
18,306,000 18,319,363
Magnetite XXVI Ltd. 2020-26A A1R, ICE LIBOR USD 3 Month + 1.1200%,
1.3777%, 7/25/34 (144A)
‡
6,000,000 6,001,764
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
1.4213%, 12/18/30 (144A)
‡
3,000,000 2,999,994
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 1.5040%,
10/20/30 (144A)
‡
2,250,000 2,250,587
Nassau Ltd. 2018-IIA A, ICE LIBOR USD 3 Month + 1.2800%, 1.5213%, 10/15/31
(144A)
‡
1,000,000 1,000,182
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A BR, ICE LIBOR USD 3
Month + 1.6000%, 1.8413%, 10/16/33 (144A)
‡
4,475,000 4,477,220
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A, ICE LIBOR USD 3
Month + 1.0600%, 1.3013%, 4/16/33 (144A)
‡
4,500,000 4,500,392
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, ICE LIBOR USD 3
Month + 1.1000%, 1.3413%, 7/16/35 (144A)
‡
6,000,000 5,996,706
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, ICE LIBOR USD 3
Month + 1.1300%, 1.3713%, 7/17/35 (144A)
‡
7,060,000 7,071,134
Oaktree CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.1200%, 1.3613%,
4/15/31 (144A)
‡
3,000,000 3,000,795
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 1.3471%,
4/26/31 (144A)
‡
1,250,000 1,250,882
OCP CLO Ltd. 2015-10A BR2, ICE LIBOR USD 3 Month + 1.6500%, 1.7831%,
1/26/34 (144A)
‡
3,250,000 3,242,297
Octagon 56 Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1600%, 1.2821%,
10/15/34 (144A)
‡
4,000,000 3,999,960
Octagon Investment Partners 24 Ltd. 2015-1A BS, ICE LIBOR USD 3 Month +
1.9000%, 2.1551%, 4/21/31 (144A)
‡
5,000,000 5,000,035
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 1.5040%, 1/20/30 (144A)
‡
2,000,000 1,997,600
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 1.2577%, 1/25/31 (144A)
‡
5,900,000 5,904,667
Octagon Loan Funding Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%,
1.3400%, 11/18/31 (144A)
‡
6,000,000 6,000,408
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
1.6913%, 4/18/33 (144A)
‡
1,350,000 1,351,091
OHA Credit Funding 8 Ltd. 2021-8A A, ICE LIBOR USD 3 Month + 1.1900%,
1.4313%, 1/18/34 (144A)
‡
13,000,000 13,020,787
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
2.0551%, 1/21/30 (144A)
‡
1,000,000 1,000,063
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
1.3413%, 7/16/31 (144A)
‡
5,000,000 5,007,900
Pikes Peak CLO 1 2018-1A A, ICE LIBOR USD 3 Month + 1.1800%, 1.4389%,
7/24/31 (144A)
‡
1,500,000 1,500,767
PPM CLO Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.1500%, 1.3913%, 7/15/31
(144A)
‡
6,000,000 6,003,684

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Rad CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 1.4289%,
4/23/34 (144A)
‡
$ 5,000,000 $ 5,004,905
Rad CLO 14 Ltd. 2021-14A A, ICE LIBOR USD 3 Month + 1.1700%, 1.3996%,
1/15/35 (144A)
‡
10,000,000 10,025,140
Recette CLO Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.0800%, 1.3340%,
4/20/34 (144A)
‡
4,000,000 3,982,740
Rockford Tower CLO Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.1000%,
1.2596%, 5/20/31 (144A)
‡
2,000,000 2,001,282
Shackleton CLO Ltd. 2019-14A A1R, ICE LIBOR USD 3 Month + 1.2000%,
1.4540%, 7/20/34 (144A)
‡
3,825,000 3,827,226
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
2.2540%, 4/20/33 (144A)
‡
2,000,000 1,999,992
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
1.5040%, 10/20/31 (144A)
‡
4,000,000 4,002,884
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
1.2413%, 4/15/31 (144A)
‡
11,500,000 11,500,690
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
1.3913%, 4/18/31 (144A)
‡
5,000,000 5,000,845
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
1.5313%, 4/18/33 (144A)
‡
2,650,000 2,651,635
THL Credit Wind River CLO Ltd. 2013-2A AR2, ICE LIBOR USD 3 Month +
1.0000%, 1.2413%, 10/18/30 (144A)
‡
3,750,000 3,750,075
THL Credit Wind River CLO Ltd. 2017-1A ARR, ICE LIBOR USD 3 Month +
1.0600%, 1.3013%, 4/18/36 (144A)
‡
2,500,000 2,486,535
TICP CLO XII Ltd. 2018-12A AR, ICE LIBOR USD 3 Month + 1.1700%, 1.4113%,
7/15/34 (144A)
‡
8,580,000 8,589,961
Tikehau US CLO I Ltd. 2021-1A A2, ICE LIBOR USD 3 Month + 1.4500%,
1.6660%, 1/18/35 (144A)
‡
8,000,000 8,002,992
Venture 31 CLO Ltd. 2018-31A A2, ICE LIBOR USD 3 Month + 1.1500%, 1.4040%,
4/20/31 (144A)
‡
2,800,000 2,796,301
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%, 1.3413%,
7/18/31 (144A)
‡
3,766,000 3,766,395
Venture XVIII CLO Ltd. 2014-18A AR, ICE LIBOR USD 3 Month + 1.2200%,
1.4613%, 10/15/29 (144A)
‡
1,950,000 1,951,277
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 1.2613%,
4/17/30 (144A)
‡
4,376,418 4,378,467
Voya CLO Ltd. 2016-1A A1R, ICE LIBOR USD 3 Month + 1.0700%, 1.3240%,
1/20/31 (144A)
‡
10,450,000 10,455,215
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 1.3013%,
4/15/31 (144A)
‡
1,000,000 1,000,758
Voya CLO Ltd. 2014-1A AAR2, ICE LIBOR USD 3 Month + 0.9900%, 1.2313%,
4/18/31 (144A)
‡
12,992,763 13,001,338
Voya CLO Ltd. 2018-1A A1, ICE LIBOR USD 3 Month + 0.9500%, 1.1980%,
4/19/31 (144A)
‡
5,566,000 5,563,017
Voya CLO Ltd. 2013-3A A1RR, ICE LIBOR USD 3 Month + 1.1500%, 1.3913%,
10/18/31 (144A)
‡
1,993,114 1,993,578
Wind River CLO Ltd. 2016-1A AR, ICE LIBOR USD 3 Month + 1.0500%, 1.2891%,
7/15/28 (144A)
‡
319,702 319,800
Wind River CLO Ltd. 2021-2A C, ICE LIBOR USD 3 Month + 1.9500%, 2.2040%,
7/20/34 (144A)
‡
2,000,000 1,983,598
Total Collateralized Loan Obligations (cost $472,029,989) 472,690,675

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Investment Companies - 4.1%
Money Market Funds - 4.1%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0100%
∞
(cost
$19,838,644) 19,838,644 $ 19,838,644
Total Investments (total cost $491,868,633 ) - 102.8% 492,529,319
Liabilities, net of Cash, Receivables and Other Assets - (2.8%) (13,299,258)
Net Assets - 100.0% $479,230,061
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 492,529,319 100.0%
– –

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2022.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2022
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2022 is $472,690,675 which represents 98.7% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 472,690,675 $ —
Investment Companies 19,838,644 — —
Total Assets $ 19,838,644 $ 472,690,675 $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70351 03-22